Reconciliation of Unrecognized Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Contingency [Line Items]
Beginning balance	¥ 16,293	¥ 10,453	¥ 12,050
Additions for tax positions of current year	2,817	4,588	12
Additions for tax positions of prior years	512	1,692	148
Reductions for tax positions of prior years	(436)	(269)	(313)
Settlements	(103)	(103)	(243)
Effect of exchange rate changes	2,620	(68)	(1,201)
Ending balance	¥ 21,703	¥ 16,293	¥ 10,453